PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2022
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

US$ MILLIONS	Gross carrying amount	Accumulated depreciation	Accumulated fair value adjustments	Total
Balance at January 1, 2021	$4,197	$(719)	$1,633	$5,111
Additions, net of disposals	367	10	—	377
Assets held by subsidiaries disposed during the period	(599)	163	(217)	(653)
Non-cash disposals	(1)	(3)	—	(4)
Depreciation expense	—	(128)	—	(128)
Fair value adjustments	—	—	134	134
Net foreign currency exchange differences	(29)	4	(9)	(34)
Balance at December 31, 2021	$3,935	$(673)	$1,541	$4,803
Additions, net of disposals	209	3	—	212
Non-cash additions	2	(2)	—	—
Depreciation expense	—	(57)	—	(57)
Net foreign currency exchange differences	(407)	71	(155)	(491)
Balance at June 30, 2022	$3,739	$(658)	$1,386	$4,467